Segment information (Tables)	12 Months Ended
Mar. 31, 2026
Segment Information
Summary of information about reportable segments

Information about Reportable Segments:

	Reportable segments
	Air Ticketing			Hotels and Packages			Other Services			Total
	March 31			March 31			March 31			March 31
Particulars	2024	2025	2026	2024	2025	2026	2024	2025	2026	2024	2025	2026

Revenue as per IFRS - Rendering of services*	1,729,305	1,925,254	2,449,428	1,693,962	5,138,044	6,775,312	160,531	320,165	314,438	3,583,798	7,383,464	9,539,178
Customer inducement and acquisition costs	2,773,118	1,662,928	1,923,230	312,206	350,741	260,058	18,544	15,858	13,956	3,103,868	2,029,527	2,197,244
Service cost	-	-	-	(866,039)	(4,016,080)	(5,273,474)	-	(22,966)	-	(866,039)	(4,039,046)	(5,273,474)
Adjusted margin	4,502,423	3,588,182	4,372,658	1,140,129	1,472,705	1,761,897	179,075	313,057	328,394	5,821,627	5,373,945	6,462,948

Other revenue #										606,099	571,058	534,852
Other income										102,362	108,957	46,558
Customer inducement and acquisition costs (recorded as a reduction of revenue)										(3,103,868)	(2,029,527)	(2,197,244)
Personnel expenses										(1,348,215)	(1,596,258)	(1,988,886)
Marketing and sales promotion expenses										(459,935)	(430,106)	(219,987)
Other operating expenses										(1,579,352)	(1,779,465)	(2,352,055)
Finance cost										(286,998)	(106,877)	(127,692)
Depreciation and amortization										(197,527)	(308,899)	(411,505)
Finance income										170,714	207,824	206,761
Listing and related expenses										(54,238)	-	-
Profit/(Loss) before taxes										(329,331)	10,652	(46,250)
Tax (expense)/benefit										(37,174)	12,849	(19,768)
Profit/(Loss) for the year										(366,505)	23,501	(66,018)

*	There were no inter-segment revenue during the year ended March 31, 2024, March 31, 2025 and March 31, 2026. This amount constitutes of ‘revenue from external customer only.

#	Other revenue primarily comprises the advertisement income from hosting advertisements on our internet web-sites, income from sale of coupons and vouchers and income from facilitating website access to travel insurance companies. The operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.

Schedule of reconciliation of reportable segments

Reconciliation of Reportable Segments Revenue to the Group’s Total Revenue:

	Total
	March 31
Particulars	2024	2025	2026
Revenue as per IFRS - Rendering of services	3,583,798	7,383,464	9,539,178
Other Revenue	606,099	571,058	534,852
Total Revenue	4,189,897	7,954,522	10,074,030

Summary of non-current assets by physical location

Non-current assets are disclosed based on respective physical location of the assets

	Non current assets*
	March 31, 2025	March 31, 2026

India	2,664,836	2,841,339
Others	-	-
Total	2,664,836	2,841,339

*	Non-current assets presented above represent property, plant and equipment, right-of-use assets and intangible assets and goodwill.